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ESG Diversified Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 18, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. This supplement applies to the ESG Diversified Portfolio only. The changes within this supplement are effective as of the date of this supplement. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	ESG Diversified Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the third sentence of the first paragraph is deleted and replaced with the following:

The current underlying funds in which the Fund invests (“ESG Underlying Funds”) are managed by:

●	Calvert Research and Management;

●	Fidelity Management & Research Company (sub-advised by Geode Capital Management, LLC);

●	Goldman Sachs Asset Management, L.P. (“Goldman Sachs”);

●	J.P. Morgan Investment Management Inc. (“J.P. Morgan”);

●	Pacific Investment Management Company LLC (“PIMCO”); and

●	Pacific Life Fund Advisors LLC (sub-advised by Pacific Asset Management LLC) (“PLFA”).

Also, in the Principal Investment Strategies subsection, the below is added after the seventh sentence of the second paragraph:

The ESG criteria of the ESG Underlying Fund managed by Goldman Sachs is generally designed to exclude companies that are directly engaged in, and/or derive significant revenue from, certain industries or product lines, including, but not limited to: alcohol; tobacco; gambling; adult entertainment; for-profit prisons; weapons; oil and gas exploration and production; thermal coal mining; and thermal coal power generation.

The ESG Underlying Fund managed by J.P. Morgan generally evaluates whether environmental, social and governance factors could have a material negative or positive impact on the cash flows or risk profiles of companies in the universe in which the ESG Underlying Fund managed by J.P. Morgan may invest. The ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. In addition, the ESG Underlying Fund managed by PIMCO will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO.

Also in the Principal Investment Strategies subsection, the third to last sentence of the second paragraph is deleted and replaced with the following:

Calvert Research and Management, Fidelity Management & Research Company LLC, Geode Capital Management, LLC, Goldman Sachs, J.P. Morgan and PIMCO are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In addition, in the Principal Risks from Holdings in ESG Underlying Funds subsection, the following risk is added after the Tracking Error Risk:

●	Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies